Accounts Receivable	12 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of June 30,
	2024	2023
Accounts receivable	$398,731	$264,801
Less: allowance for credit losses	(2,443)	—
Accounts receivable, net	$396,288	$264,801

Allowance for credit losses movement is as follows:

	For the year ended,
	2024	2023
Beginning balance	$—	—
Provision	2,443	—
Reduction	—	—
Ending balance	$2,443	$—